Shareholders' Equity - Accumulated Other Comprehensive (Loss) Income (Details) (USD $) In Millions, unless otherwise specified	Nov. 30, 2014	Nov. 30, 2013
Equity [Abstract]
Cumulative foreign currency translation adjustments, net	$ (512)	$ 234
Unrecognized pension expenses	(90)	(97)
Unrealized losses on marketable securities	(5)	(7)
Net gains on cash flow derivative hedges	(9)	31
Accumulated other comprehensive (loss) income	$ (616)	$ 161